Other (Income) Expenses Net - Summary of Other Income Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (9,799)		$ (22,454)		$ (20,539)
Sale of fixed assets	(3,927)		(6,604)		(5,070)
Cancellation of non-exigible liabilities and provisions			(36,949)		(87,755)
Other income	(26,803)		(21,727)		(18,198)
Total other income	(40,529)		(87,734)		(131,562)
Repair of damage from natural disasters	3,536		771		6,514
Cost of retirement and disposal of fixed assets	4,513		12,158		17,684
Donation	5,000				20,066
Other expenses	28,692		1,653		3,377
Total other expenses	41,741	$ 75,868	14,582	$ 61,078	47,641	$ 54,198
Other (income) expense – Net	$ 1,212		$ (73,152)		$ (83,921)